Note 14 - Voyage Expenses and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage expenses	$ 1,059,154	$ 1,975,569	$ 1,284,375
Vessel operating expenses	46,846,903	46,685,920	42,004,155
Port Charges and Canal Dues [Member]
Voyage expenses	930,331	1,064,879	665,090
Bunkers [Member]
Voyage expenses	128,823	910,690	619,285
Crew Wages and Related Costs [Member]
Vessel operating expenses	25,358,457	24,826,395	20,700,810
Insurance [Member]
Vessel operating expenses	5,099,051	5,323,900	4,788,264
Repairs and Maintenance [Member]
Vessel operating expenses	1,729,350	1,812,873	1,607,116
Lubricants [Member]
Vessel operating expenses	3,344,972	3,762,845	3,916,827
Spares and Consumable Stores [Member]
Vessel operating expenses	8,340,595	8,432,764	8,625,958
Professional and Legal Fees [Member]
Vessel operating expenses	441,437	340,273	585,336
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 2,533,041	$ 2,186,870	$ 1,779,844